Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ 1,590	¥ 33,685
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	597	27,887
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	2,213	859
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	1,528	782
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(2,447)	5,198
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	(2,729)	4,754
Net income from financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,824	27,628
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	¥ 1,798	¥ 22,351